AVAILABLE FOR SALE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Available-for-sale debt securities
Marketable securities held by the Company are debt securities and share investments considered to be available-for-sale securities.

(in thousands of $)	2016	2015
Amortized cost	197,449	185,148
Accumulated net unrealized (loss)/gain	(78,960)	14,446
Carrying value	118,489	199,594